ALLEGIANT ADVANTAGE FUND

         Supplement dated March 20, 2006 to the Statement of Additional
                       Information dated October 1, 2005

       This Supplement provides new and additional information beyond that contained in the Statement of Additional Information and should be read in conjunction with the Statement of Additional Information.

ELECTION OF NEW OFFICER OF ADVANTAGE

The Board of Trustees of Allegiant Advantage Fund ("Advantage"), including a majority of Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended) elected Timothy L. Swanson as President, Chief Executive Officer, and Chief Legal Officer of Advantage effective February 9, 2006. In so doing, the Board accepted the resignation of Herbert R. Martens, Jr. as President, Chief Executive Officer and Chief Legal Officer of Advantage.

THE FOLLOWING REPLACES THE INFORMATION UNDER THE HEADING "INTERESTED TRUSTEES" IN THE SECTION "TRUSTEES AND OFFICERS" FOUND ON PAGE 20 OF THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                                   Number of
                                                                                 Portfolios in
                                          Length of                                   Fund
                            Position(s)   Time                                     Complex(3)
       Name, Address(1),     Held with    Served in     Principal Occupation(s)   Overseen by    Other Directorships
     Date of Birth and Age   the Trust    Position(2)     During Past 5 Years       Trustee       Held by Trustee(4)
     ---------------------   ---------    --------        -------------------       -------       ------------------
Herbert R. Martens, Jr.(5)    Trustee      Since     Executive Vice President,        33               None
Date of Birth:  8/6/52                    November   National City Corporation
Age:  53                                    1997     (bank holding company),
                                                     since July 1997; President
                                                     and CEO, National City
                                                     Bank, Florida since
                                                     September 2004; Chairman
                                                     NatCity Investments, Inc.
                                                     (investment banking),
                                                     since July 1995.

THE FOLLOWING SUPPLEMENTS THE INFORMATION UNDER THE HEADING "OFFICERS" IN THE SECTION "TRUSTEES AND OFFICERS" FOUND ON PAGE 20 OF THE STATEMENT OF ADDITIONAL INFORMATION.

Timothy L. Swanson              President,          Since     Executive Vice President           N/A        None
200 Public Square, 5th Floor    Chief Executive    February   and Chief Investment
Cleveland, OH 44114             Officer and          2006     Officer, National City
Date of Birth: 8/6/67           Chief Legal                   Corporation (bank holding
Age:  38                        Officer                       company), since February
                                                              2003; Managing Director and
                                                              Head of Equity Management,
                                                              Evergreen Private Asset
                                                              Management,  since January
                                                              2002; Senior Vice President
                                                              and Head of Equity Securities,
                                                              Wachovia Asset Management,
                                                              since September 1999.

THE SECOND SENTENCE OF FOOTNOTE 4 IN THE SECTION "TRUSTEES AND OFFICERS" FOUND ON PAGE 24 OF THE STATEMENT OF ADDITIONAL INFORMATION IS DELETED AND REPLACED WITH THE FOLLOWING:

Mr. Neary and Mr. Swanson also serve as Chairman and President, Chief Executive Officer and Chief Legal Officer, respectively, of Allegiant Funds.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE